Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Accounts Receivable, Net/Deposits and Other Receivables [Abstract]
Accounts receivable	$ 10,829,140	$ 9,666,112
Less: allowance for doubtful accounts	(5,863,947)	(3,937,778)
Total accounts receivable, net	$ 4,965,193	$ 5,728,334